FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets/(liabilities) measured at fair value on a recurring basis as of December 31, 2010 and 2011 include a foreign currency exchange forward contract (Note 9) based on Level 2 inputs, the contingent consideration payable in connection with business acquisitions consummated in 2010 and 2011 and an available-for-sale investment in convertible loan based on Level 3 inputs.

The following table summarizes the Group’s financial assets/(liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
Description	December, 2010	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	1,302	—	—	1,302
Contingent consideration	(3,269)	—	—	(3,269)
Forward contract	(332)	—	(332)	—

Total	(2,299)	—	(332)	(1,967)

		Fair Value Measurement at Reporting Date Using
Description	December, 2011	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	—	—	—	—
Contingent consideration	(18,236)	—	—	(18,236)
Forward contract	(253)	—	(253)	—

Total	(18,489)	—	(253)	(18,236)

The following table summarizes the movement of the balances of the Group’s financial assets/(liabilities) measured at fair value on a recurring basis based on Level 3 inputs:

Amounts

Balance as of January 1, 2011	(1,967)
Initial recognition of contingent consideration in connection with business acquisitions	(19,446)
Change in fair value of contingent considerations	920
Transfer of contingent consideration to payable	3,269
Settlement of contingent consideration	709
Transfer of available-for-sale in connection with acquiring Beijing Viatt (Note 6)	(1,302)
Exchange difference	(419)

Balance as of December 31, 2011	(18,236)

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.